Organization, Consolidation and Principal Activities (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Aug. 23, 2019 shares
Organization, Consolidation and Principal Activities [Line Items]
Percentage of fees based on net profit	100.00%
VIE
Organization, Consolidation and Principal Activities [Line Items]
Net asset balance	¥ 315,372	$ 45,098	¥ 430,931
Share-Based Payment Arrangement, Option [Member]
Organization, Consolidation and Principal Activities [Line Items]
Ordinary shares issued				9,502,550
Series C-2 Preferr edShares [Member] | VIE
Organization, Consolidation and Principal Activities [Line Items]
Preferred shares issued				2,377,370
Series D Preferred Shares [Member] | VIE
Organization, Consolidation and Principal Activities [Line Items]
Preferred shares issued				5,810,610
Series A Preferred Shares [Member] | VIE
Organization, Consolidation and Principal Activities [Line Items]
Preferred shares issued				1,335,370
Series B Preferred Stock [Member] | VIE
Organization, Consolidation and Principal Activities [Line Items]
Preferred shares issued				9,500,030
Series C-1 Preferred Shares [Member] | VIE
Organization, Consolidation and Principal Activities [Line Items]
Preferred shares issued				5,107,720
Asset Pledged as Collateral [Member] | VIE
Organization, Consolidation and Principal Activities [Line Items]
Account receivable of VIE (in Yuan Renminbi) | ¥
Beijing Quhuo Information Technology Co., Ltd ("WFOE") [Member]
Organization, Consolidation and Principal Activities [Line Items]
Direct or indirect ownership percentage	100.00%	100.00%
Beijing Quhuo Information Technology Co., Ltd ("WFOE") [Member] | VIE
Organization, Consolidation and Principal Activities [Line Items]
Ordinary shares issued				24,475,310